INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 25 – INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2015	2014
	(In thousands)
ASSETS
Cash and due from banks	$10,800	$5,174
Interest bearing deposits - time	5,000	12,500
Investment in subsidiaries	261,016	258,901
Other assets	10,120	9,583
Total Assets	$286,936	$286,158

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$35,569	$35,569
Other liabilities	378	382
Shareholders’ equity	250,989	250,207
Total Liabilities and Shareholders’ Equity	$286,936	$286,158

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
OPERATING INCOME (LOSS)
Interest income	$72	$64	$—
Gain on extinguishment of debt	—	500	—
Gain on securities	—	295	—
Increase in fair value of U.S. Treasury warrant	—	—	(1,025)
Other income	31	35	63
Total Operating Income (Loss)	103	894	(962)

OPERATING EXPENSES
Interest expense	1,021	1,462	2,317
Administrative and other expenses	560	527	682
Total Operating Expenses	1,581	1,989	2,999
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	(1,478)	(1,095)	(3,961)
Income tax benefit	(542)	(383)	(9,053)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	(936)	(712)	5,092
Equity in undistributed net income of subsidiaries	20,953	18,733	72,417
Net Income	$20,017	$18,021	$77,509

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Net Income	$20,017	$18,021	$77,509
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(542)	(383)	(8,955)
Share based compensation	21	46	84
Gain on extinguishment of debt	—	(500)	—
Gain on securities	—	(295)	—
Decrease in other assets	5	118	738
Increase (decrease) in other liabilities	(6)	287	(5,858)
Equity in undistributed net income of subsidiaries operations	(20,953)	(18,733)	(72,417)
Total Adjustments	(21,475)	(19,460)	(86,408)
Net Cash Used in Operating Activities	(1,458)	(1,439)	(8,899)
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(5,000)	(17,500)	—
Maturity of interest bearing deposits - time	12,500	5,000	—
Return of capital from subsidiary	18,500	15,000	7,500
Net Cash From Investing Activities	26,000	2,500	7,500
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Repurchase of common stock	(13,498)	—	—
Dividends paid	(5,896)	(4,129)	—
Proceeds from issuance of common stock	1,569	1,242	100,230
Share based compensation withholding obligation	(1,091)	—	(513)
Redemption of subordinated debt	—	(4,654)	(9,452)
Redemption of convertible preferred stock and common stock warrant	—	—	(81,000)
Net Cash From (Used in) Financing Activities	(18,916)	(7,541)	9,265
Net Increase (Decrease) in Cash and Cash Equivalents	5,626	(6,480)	7,866
Cash and Cash Equivalents at Beginning of Year	5,174	11,654	3,788
Cash and Cash Equivalents at End of Year	$10,800	$5,174	$11,654